                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2006

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0704

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     2-14-2007
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 6
 Form 13F Information Table Value Total: $225,011
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
                             as of December 31, 2006

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6    COLUMN 7            COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
       NAME OF           TITLE OF                 VALUE       SHARES OR    INVESTMENT     OTHER         VOTING AUTHORITY
       ISSUER             CLASS       CUSIP      (x$1000)     PRIN AMT     DISCRETION   MANAGERS      SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS
   INC NEW                    COM   04247X102   $  12,406     292,683 SH      SOLE          0        292,683      0       0
GASTAR EXPL LTD               COM   367299104   $   4,499   2,115,344 SH      SOLE          0      2,115,344      0       0
HUNTSMAN CORP                 COM   447011107   $  15,153     798,800 SH      SOLE          0        798,800      0       0
MUELLER WTR PRODS INC   COM SER B   624758207   $     745      50,122 SH      SOLE          0         50,122      0       0
OWENS CORNING                 COM   690742101   $ 145,052   4,851,248 SH      SOLE          0      4,851,248      0       0
PORTLAND GEN ELEC CO      COM NEW   736508847   $  47,156   1,730,525 SH      SOLE          0      1,730,525      0       0
                                                ---------
                                                $ 225,011
                                                =========